UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):	[  ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	John Cornish
Address:	Two International Place

	Boston, MA 02110
13F File Number:	28-5362
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:  	John Cornish
Title:    	Trustee
Phone:    	800-520-2427
Signature, 	Place,	and Date of Signing:
John Cornish 	Boston, Massachusetts    	September 30, 2010
Report Type (Check only one.):
	[  ]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[X]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
Thomas H.P. Whitney Jr.	28-4918
F. Davis Dassori	28-2710
William A. Lowell	28-6476
Choate Investment Advisors	28-12523

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	3
Form 13F Information Table Entry Total:   	38
Form 13F Information Table Value Total:   	$ 28,364

List of Other Included Managers:


No.  13F File Number 	Name

01   28-4918	Thomas H.P. Whitney Jr.
02   28-2710 	F. Davis Dassori
03   28-6476  	William A.Lowell

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Choate Default Bank                                 SECURITIES AND EXCHANGE COMMISSION FORM 13-F                          10/22/2010
MANAGER John M. Cornish                                           AS OF 9/30/2010
- - - - - - - - COL1 - - - - - - - - - - COL2 - - - - COL3 - - - COL4 - - - COL5 - - COL6 - - - - COL7 - - - - - - - COL8 - - - - -
                                                                MARKET             INVESTMENT                   VOTING AUTHORITY
                                                                 VALUE      AMOUNT DISCRETION     OTHR        SOLE    SHARED  NONE
NAME OF THE ISSUER                  TITLE OF CLASS    CUSIP   (X$1000)       (SHS)                MGRS         (A)     (B)     (C)
Automatic Data Processing           Common Stock    053015103      322     7650 SH OTHER                        7650
Berkshire Hathaway Inc Del          Common Stock    084670702      583     7050 SH OTHER                        7050
CGM Tr Focus Fd                     Exchange Traded 125325506      564 9948.135 SH OTHER                     948.135
Chevron Corporation                 Common Stock    166764100       73      900 SH SOLE                          900
Chevron Corporation                 Common Stock    166764100      227     2800 SH OTHER                        2800
Coca Cola Co                        Common Stock    191216100      704    12025 SH OTHER                       12025
Emerson Elec Co                     Common Stock    291011104      240     4550 SH OTHER                        4550
Exxon Mobil Corp                    Common Stock    30231G102      929    15030 SH OTHER                       15030
General Elec Co                     Common Stock    369604103       41     2500 SH SOLE                         2500
General Elec Co                     Common Stock    369604103      628    38645 SH OTHER                       38645
International Business Machs        Common Stock    459200101      412     3074 SH OTHER                        3074
iShares Canada                      Exchange Traded 464286509      686    24485 SH OTHER                       24485
iShares Germany                     Exchange Traded 464286806      739    33570 SH OTHER                       33570
iShares S&P 500                     Exchange Traded 464287200     5273    46055 SH OTHER                       46055
iShares MSCI EAFE                   Exchange Traded 464287465      390     7110 SH OTHER                        7110
iShares S&P Small Cap 600           Exchange Traded 464287804       14      230 SH SOLE                          230
iShares S&P Small Cap 600           Exchange Traded 464287804      880    14885 SH OTHER                       14885
Johnson & Johnson                   Common Stock    478160104      738    11907 SH OTHER                       11907
Merck & Co Inc New Com              Common Stock    58933Y105       63     1700 SH SOLE                         1700
Merck & Co Inc New Com              Common Stock    58933Y105      526    14280 SH OTHER                       14280
Morgan Stanley Frontier Mkts        Alternative     61757P101      368    27245 SH OTHER                       27245
Novartis A G Sponsored ADR          Common Stock    66987V109      323     5600 SH OTHER                        5600
Pepsico Inc                         Common Stock    713448108      208     3125 SH OTHER                        3125
Procter & Gamble Co                 Common Stock    742718109       58      970 SH SOLE                          970
Procter & Gamble Co                 Common Stock    742718109     1069    17832 SH OTHER                       17832
SPDR DJ Wilshire Intl Real Estate   Alternative     78463X863       19      500 SH SOLE                          500
SPDR DJ Wilshire Intl Real Estate   Alternative     78463X863      584    15185 SH OTHER                       15185
Spdr S&P Midcap 400 ETF Tr          Exchange Traded 78467Y107       29      200 SH SOLE                          200
Spdr S&P Midcap 400 ETF Tr          Exchange Traded 78467Y107     1235     8485 SH OTHER                        8485
Stryker Corp                        Common Stock    863667101      270     5400 SH OTHER                        5400
3 M Co                              Common Stock    88579Y101      283     3264 SH OTHER                        3264
United Technologies Corp            Common Stock    913017109      246     3450 SH OTHER                        3450
Vanguard Dividend Appreciation ETF  Exchange Traded 921908844      834    17120 SH OTHER                       17120
Vanguard Europe Pacific Equities    Exchange Traded 921943858     6491   188036 SH OTHER                      188036
Vanguard FTSE All-World ExUSA Small Exchange Traded 922042718      612     6670 SH OTHER                        6670
Vanguard Emerging Mkts              Exchange Traded 922042858      958    21070 SH OTHER                       21070
Walgreen Co                         Common Stock    931422109      369    11000 SH OTHER                       11000
Wisdomtree Emerging Mkts Small Cap  Exchange Traded 97717W281      376     7470 SH OTHER                        7470

FINAL TOTALS FOR 38 RECORDS                                       28364
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